UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                      Oppenheimer Global Securities Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Global Securities Fund/VA participated strongly in the global stock market rally that extended from August 2004 to the end of the fiscal year. Beyond the broad market gain, Fund returns were also boosted by positions in stocks reflecting its technology and mass-affluence themes. Sirius Satellite Radio, Inc., QUALCOMM, Inc., and Ericsson (Telefonaktiebolaget LM Ericsson, B shares) were the major contributors in technology, while Hennes & Mauritz AB, B shares (H&M) & Reckitt Benckiser plc were the key contributors in the mass affluence category.

      Sirius, a subscription-based radio system that broadcasts digital-quality audio throughout the continental U.S. from orbiting satellites was a strong performer in the portfolio over the reporting period. Although the stock experienced some pullbacks along the way, we believe several recent developments--such as the naming of a proven CEO and the signing of several radio celebrities, may point to a promising future.

      Both QUALCOMM and Ericsson are telecommunication equipment companies that have outperformed in a relatively weak sector. QUALCOMM, which pioneered and commercialized CDMA (Code Division Multiple Access) wireless technology, dominates the chip market for cell phones. While we took some profits in the company during the year, we maintained a significant position in this industry leader for the reporting period. Ericsson is a major provider to third-generation (3G) wireless infrastructure, which promises to substantially enhance voice capacity and data rates. We bought Ericsson as a restructuring investment in 2002, and the company has shown strong, sustained momentum since then.

      Gains in these and other stocks were partly offset by declines in other issues, including a Taiwanese semiconductor manufacturer that suffered during the industry's sell-off. We believe the price decline represents a mid-cycle "soft-patch" rather than a cyclical downturn, and we maintained a position in the issue.

      Another drag on performance was a Japanese wireless service provider whose operating margins were squeezed by intense competition. Since we own the company's primary competitor, who has emerged as the technology winner, we sold the entire position.

      In addition, we moved out of two electronic design automation software companies because of changes in the market structure of design automation devices.

      During the period we also began to build several positions, including oil service companies Transocean, Inc. and Technip S.A., both of which should benefit from a rebound in oil exploration spurred by the hike in energy prices. Another acquisition, Toyota Motor Corp., lies within our mass-affluence theme. The automaker, which continues to expand into Europe and fast-growing emerging markets, is one of the industry's lowest-cost manufacturers and is a leader in energy-efficient hybrid gas/electric cars. Furthermore, we used the depressed valuations and high cash flow yield of Vodafone Group plc to double our position in the wireless phone services provider. Finally, our recent purchase of Hennes & Mauritz AB, a European "cheap chic" retailer which is expanding aggressively in the U.S., has already produced significant, positive results.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. In the case of Class 3 shares, performance is measured from inception of the class on May 1, 2003. In the case of Class 4 shares, performance is measured from inception of the class on May 3, 2004. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs show the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Global Securities Fund/VA (Non-Service)
Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Global             Morgan Stanley
                                     Securities                     Capital
                                      Fund/VA                    International
                                   (Non-Service)                  World Index

12/31/1994                             10,000                        10,000
03/31/1995                              9,686                        10,481
06/30/1995                             10,142                        10,942
09/30/1995                             10,619                        11,567
12/31/1995                             10,224                        12,132
03/31/1996                             10,612                        12,640
06/30/1996                             11,069                        13,021
09/30/1996                             11,424                        13,210
12/31/1996                             12,044                        13,830
03/31/1997                             12,654                        13,884
06/30/1997                             13,986                        15,990
09/30/1997                             15,103                        16,463
12/31/1997                             14,745                        16,074
03/31/1998                             16,230                        18,392
06/30/1998                             16,542                        18,783
09/30/1998                             13,958                        16,547
12/31/1998                             16,824                        20,059
03/31/1999                             17,414                        20,793
06/30/1999                             19,146                        21,803
09/30/1999                             19,473                        21,497
12/31/1999                             26,664                        25,142
03/31/2000                             30,515                        25,418
06/30/2000                             29,517                        24,535
09/30/2000                             29,036                        23,320
12/31/2000                             28,020                        21,894
03/31/2001                             23,827                        19,097
06/30/2001                             25,673                        19,627
09/30/2001                             21,086                        16,820
12/31/2001                             24,648                        18,277
03/31/2002                             25,123                        18,391
06/30/2002                             22,879                        16,705
09/30/2002                             18,682                        13,648
12/31/2002                             19,192                        14,706
03/31/2003                             17,741                        13,979
06/30/2003                             21,440                        16,389
09/30/2003                             23,486                        17,199
12/31/2003                             27,448                        19,670
03/31/2004                             28,652                        20,205
06/30/2004                             28,363                        20,416
09/30/2004                             28,131                        20,231
12/31/2004                             32,709                        22,670

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/04
1-Year 19.16%     5-Year 4.17%     10-Year 12.58%


SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Oppenheimer Global Securities Fund/VA (Service)
Morgan Stanley Capital International World Index

                                  Oppenheimer Global             Morgan Stanley
                                     Securities                     Capital
                                      Fund/VA                    International
                                     (Service)                    World Index

07/13/2000                             10,000                        10,000
09/30/2000                              9,620                         9,505
12/31/2000                              9,280                         8,924
03/31/2001                              7,889                         7,784
06/30/2001                              8,498                         8,000
09/30/2001                              6,977                         6,855
12/31/2001                              8,151                         7,449
03/31/2002                              8,308                         7,496
06/30/2002                              7,560                         6,808
09/30/2002                              6,166                         5,563
12/31/2002                              6,328                         5,994
03/31/2003                              5,842                         5,697
06/30/2003                              7,062                         6,680
09/30/2003                              7,736                         7,010
12/31/2003                              9,040                         8,017
03/31/2004                              9,431                         8,235
06/30/2004                              9,332                         8,321
09/30/2004                              9,248                         8,246
12/31/2004                             10,746                         9,239

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/04
1-Year 18.88%     5-Year N/A     Since Inception (7/13/00) 1.62%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                   5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS 3 SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Global Securities Fund/VA (Class 3)
Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Global             Morgan Stanley
                                     Securities                     Capital
                                      Fund/VA                    International
                                     (Class 3)                    World Index

05/01/2003                             10,000                        10,000
06/30/2003                             11,225                        10,763
09/30/2003                             12,291                        11,295
12/31/2003                             14,353                        12,918
03/31/2004                             14,979                        13,269
06/30/2004                             14,835                        13,408
09/30/2004                             14,714                        13,287
12/31/2004                             17,108                        14,888

AVERAGE ANNUAL TOTAL RETURNS OF CLASS 3 SHARES OF THE FUND AT 12/31/04
1-Year 19.19%     5-Year N/A     Since Inception (5/1/03) 38.01%


CLASS 4 SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Global Securities Fund/VA (Class 4)
Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Global             Morgan Stanley
                                     Securities                     Capital
                                      Fund/VA                    International
                                     (Class 4)                    World Index

05/03/2004                             10,000                        10,000
06/30/2004                             10,115                        10,310
09/30/2004                             10,024                        10,216
12/31/2004                             11,642                        11,448

AVERAGE ANNUAL TOTAL RETURNS OF CLASS 4 SHARES OF THE FUND AT 12/31/04
1-Year  N/A     5-Year N/A     Since Inception (5/3/04) 16.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                   6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING         EXPENSES
                                  ACCOUNT       ACCOUNT        PAID DURING
                                  VALUE         VALUE          6 MONTHS ENDED
                                  (7/1/04)      (12/31/04)     DECEMBER 31, 2004
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00     $1,153.20      $3.58
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00      1,021.82      3.36
--------------------------------------------------------------------------------
Service shares Actual              1,000.00      1,151.60      4.93
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00      1,020.56      4.63
--------------------------------------------------------------------------------
Class 3 shares Actual              1,000.00      1,153.20      3.58
--------------------------------------------------------------------------------
Class 3 shares Hypothetical        1,000.00      1,021.82      3.36
--------------------------------------------------------------------------------
Class 4 shares Actual              1,000.00      1,151.40      5.09
--------------------------------------------------------------------------------
Class 4 shares Hypothetical        1,000.00      1,020.41      4.79


Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares            0.66%
--------------------------------------
Service shares                0.91
--------------------------------------
Class 3 shares                0.66
--------------------------------------
Class 4 shares                0.94

--------------------------------------------------------------------------------


                   7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
--------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG, Preferred                                  22,868       $ 14,506,586
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    667,900         27,277,577
                                                                    ------------
                                                                      41,784,163

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
International Game Technology                         568,100         19,531,278
                                                                    ------------
Starbucks Corp. 1                                     334,400         20,853,184
                                                                    ------------
                                                                      40,384,462

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Sharp Corp.                                           806,000         13,159,344
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                    279,100         12,361,339
--------------------------------------------------------------------------------
MEDIA--8.6%
Grupo Televisa SA, Sponsored
GDR                                                   405,299         24,520,590
--------------------------------------------------------------------------------
JC Decaux SA 1                                        492,604         14,382,403
--------------------------------------------------------------------------------
Pearson plc                                         1,950,238         23,532,707
--------------------------------------------------------------------------------
Reed Elsevier plc                                   1,423,866         13,135,346
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       5,887,640         16,590,997
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                     13,387,014        102,410,657
--------------------------------------------------------------------------------
Societe Television Francaise  1                       351,960         11,457,716
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                          4,743,832         22,032,541
--------------------------------------------------------------------------------
Wolters Kluwer NV                                     738,450         14,825,209
--------------------------------------------------------------------------------
WPP Group plc                                       1,068,520         11,754,828
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  4,876,300         19,193,350
                                                                    ------------
                                                                     273,836,344

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
Circuit City Stores, Inc./
Circuit City Group                                  1,281,249         20,038,734
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       522,500         11,035,200
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                       1,955,900         68,135,981
--------------------------------------------------------------------------------
New Dixons Group plc                                8,998,110         26,258,740
--------------------------------------------------------------------------------
RadioShack Corp.                                      320,600         10,541,328
                                                                    ------------
                                                                     136,009,983

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Coach, Inc. 1                                         172,400          9,723,360
--------------------------------------------------------------------------------
LVMH Moet Hennessey
Louis Vuitton                                         108,870          8,338,758
                                                                    ------------
                                                                      18,062,118
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das
Americas, ADR                                         563,415         15,961,547


                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Diageo plc                                            406,400       $  5,797,243
--------------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                       2,863,600         15,036,019
--------------------------------------------------------------------------------
Grupo Modelo SA de CV,
Series C                                            3,951,400         10,868,388
                                                                    ------------
                                                                      47,663,197

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Boots Group plc                                     1,010,620         12,718,608

--------------------------------------------------------------------------------
Carrefour SA                                          180,410          8,592,587

--------------------------------------------------------------------------------
Seven-Eleven Japan Co. Ltd.                           321,000         10,118,376
                                                                    ------------
                                                                      31,429,571

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               3,289,501         30,630,265
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Hindustan Lever Ltd.                                5,411,000         17,862,399
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               2,002,937         60,527,259
                                                                    ------------
                                                                      78,389,658

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Gillette Co.                                          513,100         22,976,618
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     734,000         10,629,999
                                                                    ------------
                                                                      33,606,617

--------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                    133,000          8,126,300
--------------------------------------------------------------------------------
ITC Ltd.                                              115,900          3,492,197
                                                                    ------------
                                                                      11,618,497

--------------------------------------------------------------------------------
ENERGY--7.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe Corp.                                   895,100         29,636,761
--------------------------------------------------------------------------------
Technip SA                                            174,520         32,261,411
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    901,700         38,223,063
                                                                    ------------
                                                                     100,121,235

--------------------------------------------------------------------------------
OIL & GAS--4.4%
BP plc, ADR                                           407,969         23,825,390
--------------------------------------------------------------------------------
Burlington Resources, Inc.                            324,400         14,111,400
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                   466,944         24,519,229
--------------------------------------------------------------------------------
Encana Corp.                                          356,817         20,369,973
--------------------------------------------------------------------------------
ENI SpA                                               532,000         13,319,886
--------------------------------------------------------------------------------
Husky Energy, Inc.                                  1,009,715         28,863,447
--------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                          190,670          3,594,746
--------------------------------------------------------------------------------
Total SA, B Shares                                     57,630         12,630,122
                                                                    ------------
                                                                     141,234,193


                   8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--17.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Northern Trust Corp.                                 200,100        $  9,720,858
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.2%
ABN Amro Holding NV                                1,125,400          29,813,845
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                               742,166          18,057,321
--------------------------------------------------------------------------------
Australia & New Zealand
Banking Group Ltd.                                   841,550          13,583,038
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                91,900           5,918,360
--------------------------------------------------------------------------------
HSBC Holdings plc 3                                1,790,887          30,644,174
--------------------------------------------------------------------------------
HSBC Holdings plc 3                                  205,000           3,459,567
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                     1,198,250          24,144,738
--------------------------------------------------------------------------------
Resona Holdings, Inc. 1                            6,040,000          12,219,640
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                    1,823,287          61,329,317
--------------------------------------------------------------------------------
Societe Generale, Cl. A                              280,020          28,336,943
--------------------------------------------------------------------------------
Wachovia Corp.                                       599,029          31,508,925
                                                                    ------------
                                                                     259,015,868

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
3i Group plc                                         903,406          11,551,442
--------------------------------------------------------------------------------
American Express Co.                                 415,900          23,444,283
--------------------------------------------------------------------------------
Citigroup, Inc.                                      201,566           9,711,450
--------------------------------------------------------------------------------
Credit Saison Co. Ltd.                               479,600          17,511,466
--------------------------------------------------------------------------------
Investor AB, B Shares                                611,109           7,770,595
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,242,563          48,472,383
--------------------------------------------------------------------------------
MBNA Corp.                                           963,250          27,154,018
--------------------------------------------------------------------------------
MLP AG                                               343,647           6,801,006
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                               888,300          10,624,068
                                                                    ------------
                                                                     163,040,711

--------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                             647,871          27,696,485
--------------------------------------------------------------------------------
Aegon NV                                           1,642,107          22,387,295
--------------------------------------------------------------------------------
Allianz AG                                           220,600          29,130,474
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                      7,250          21,286,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                127,300          11,400,988
--------------------------------------------------------------------------------
Manulife Financial Corp.                             373,713          17,279,723
                                                                    ------------
                                                                     129,180,965

--------------------------------------------------------------------------------
HEALTH CARE--12.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Affymetrix, Inc. 1                                   413,600          15,117,080
--------------------------------------------------------------------------------
Amgen, Inc. 1                                        456,900          29,310,135
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                     498,500          10,423,635
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    262,700          14,301,388
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                 246,600          14,320,062


                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences, Inc. 1                              698,360        $ 24,435,616
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                        302,400           3,634,848
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                   291,700           3,535,404
                                                                    ------------
                                                                     115,078,168

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Essilor International SA                             178,810          14,011,685
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                              314,361           5,090,133
--------------------------------------------------------------------------------
Smith & Nephew plc                                 2,623,390          26,845,349
                                                                    ------------
                                                                      45,947,167

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Express Scripts, Inc. 1                              162,800          12,444,432
--------------------------------------------------------------------------------
IMS Health, Inc.                                     529,900          12,298,979
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              272,100          25,999,155
                                                                    ------------
                                                                      50,742,566

-------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
AstraZeneca plc                                      267,000           9,683,274
--------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                       754,800          12,478,103
--------------------------------------------------------------------------------
Eli Lilly & Co.                                      160,100           9,085,675
--------------------------------------------------------------------------------
Novartis AG                                          404,244          20,370,399
--------------------------------------------------------------------------------
Pfizer, Inc.                                         657,719          17,686,064
--------------------------------------------------------------------------------
Roche Holdings AG                                    310,265          35,716,901
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                 691,494          55,266,885
--------------------------------------------------------------------------------
Schering-Plough Corp.                                785,200          16,394,976
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                1,266,000          17,506,802
                                                                    ------------
                                                                     194,189,079

------------------------------------------------------------------------------
INDUSTRIALS--4.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Boeing Co.                                           279,300          14,459,361
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                                  920,934          30,796,033
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                237,200          13,176,460
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               251,200          13,655,232
--------------------------------------------------------------------------------
Raytheon Co.                                         577,600          22,428,208
                                                                    ------------
                                                                      94,515,294

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
JGC Corp.                                            490,000           4,480,628
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa Ltd.                             1,415,000          13,243,950
--------------------------------------------------------------------------------
Siemens AG                                           189,018          16,021,697
                                                                    ------------
                                                                      29,265,647

--------------------------------------------------------------------------------
MACHINERY--0.4%
Hyundai Heavy Industries Co. Ltd.                    342,470          11,396,920


                   9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MARINE--0.1%
Peninsular & Oriental Steam
Navigation Co.                                          586,910   $    3,352,258
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.8%
Alcatel SA 1                                          1,046,470       16,376,510
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                   924,600       17,844,780
--------------------------------------------------------------------------------
Corning, Inc. 1                                       1,238,400       14,575,968
--------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                  4,530,200       14,360,734
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                430,700       11,710,733
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                          690,500       29,277,200
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                317,200       10,470,772
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson, B Shares 1                                 21,949,100       70,021,507
                                                                  --------------
                                                                     184,638,204

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business
Machines Corp.                                          304,117       29,979,854
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                              3,464,000       18,636,320
                                                                  --------------
                                                                      48,616,174

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Hoya Corp.                                               70,400        7,948,941
--------------------------------------------------------------------------------
Keyence Corp.                                            50,200       11,248,092
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                           222,100       12,463,010
--------------------------------------------------------------------------------
Nidec Corp.                                              48,300        5,887,255
--------------------------------------------------------------------------------
Omron Corp.                                             134,000        3,197,326
--------------------------------------------------------------------------------
Tandberg ASA                                          1,405,950       17,468,029
                                                                  --------------
                                                                      58,212,653

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                       1,762        8,460,076
--------------------------------------------------------------------------------
IT SERVICES--1.6%
Amadeus Global Travel
Distribution SA                                       1,419,001       14,600,839
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                               738,140       35,472,152
                                                                  --------------
                                                                      50,072,991

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                             208,000       11,264,629
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
Advanced Micro Devices, Inc. 1                        1,920,800       42,296,016
--------------------------------------------------------------------------------
Altera Corp. 1                                          254,000        5,257,800
--------------------------------------------------------------------------------
National Semiconductor Corp. 1                        1,125,800       20,208,110
--------------------------------------------------------------------------------
Nikon Corp.                                           1,192,415       14,787,233
--------------------------------------------------------------------------------
Samsung Electronics Co.                                  62,740       27,303,294
--------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                            158,800        5,607,228


                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Taiwan Semiconductor
Manufacturing Co. Ltd. 2                             15,313,223   $   24,402,580
                                                                  --------------
                                                                     139,862,261

--------------------------------------------------------------------------------
SOFTWARE--3.9%
BEA Systems, Inc. 1                                   1,408,805       12,482,012
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                          888,770       12,273,914
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                  81,442        5,023,343
--------------------------------------------------------------------------------
Novell, Inc. 1                                        1,827,226       12,333,776
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                         402,100        5,368,035
--------------------------------------------------------------------------------
SAP AG                                                  170,738       30,448,323
--------------------------------------------------------------------------------
Symantec Corp. 1                                        633,000       16,306,080
--------------------------------------------------------------------------------
Trend Micro, Inc.                                       341,000       18,519,702
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                319,100        9,110,305
                                                                  --------------
                                                                     121,865,490

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
France Telecom SA                                       903,108       29,903,100
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                            78            1,368
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes
SA, Preference                                        1,387,785       23,199,418
                                                                  --------------
                                                                      53,103,886

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.6%
Hutchison Telecommunications
International Ltd. 1                                     18,720           16,859
--------------------------------------------------------------------------------
KDDI Corp.                                                8,604       46,349,253
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                874,960       19,467,860
--------------------------------------------------------------------------------
Vodafone Group plc                                   41,162,730      111,627,608
                                                                  --------------
                                                                     177,461,580

--------------------------------------------------------------------------------
UTILITIES--1.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Energias de Portugal SA                               2,729,106        8,272,266
--------------------------------------------------------------------------------
Fortum Oyj                                              256,200        4,743,026
                                                                  --------------
                                                                      13,015,292

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                         324,270        1,720,936
--------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                        8,035,000       16,591,628
                                                                  --------------
                                                                      18,312,564
                                                                  --------------

Total Common Stocks
(Cost $2,080,377,086)                                              3,005,102,915


                   10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                         PRINCIPAL             VALUE
                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.8%
------------------------------------------------------------------------------------
Undivided interest of 10.58% in joint repurchase
agreement (Principal Amount/Value $1,443,703,000,
with a maturity value of $1,443,962,867) with UBS
Warburg LLC, 2.16%, dated 12/31/04, to be
repurchased at $152,800,499 on 1/3/05,
collateralized by Federal National Mortgage
Assn., 5%--6%, 4/1/34--10/1/34, with
a value of $1,474,609,071
(Cost $152,773,000)                                 $  152,773,000    $  152,773,000

------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,233,150,086)                                         99.7%    3,157,875,915
------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                0.3         9,821,293
                                                    --------------------------------
NET ASSETS                                                   100.0%   $3,167,697,208
                                                    ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $29,492,713, which represents 0.93% of the Fund's net assets, of which $5,090,133 is considered restricted. See Note 6 of Notes to Financial Statements.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
United States                                      $1,255,621,619          39.8%
United Kingdom                                        466,673,375          14.8
Japan                                                 265,507,452           8.4
France                                                231,558,120           7.3
Sweden                                                145,928,083           4.6
India                                                 105,480,518           3.3
Germany                                                96,908,086           3.1
Brazil                                                 69,958,366           2.2
The Netherlands                                        67,026,349           2.1
Canada                                                 66,513,143           2.1
Korea, Republic of South                               58,168,074           1.8
Switzerland                                            56,087,300           1.8
Hong Kong                                              51,884,978           1.6
Mexico                                                 50,424,997           1.6
Bermuda                                                39,097,473           1.2
Taiwan                                                 24,402,580           0.8
Ireland                                                18,057,321           0.6
Norway                                                 17,468,029           0.6
Singapore                                              16,590,997           0.5
Spain                                                  14,600,839           0.5
Australia                                              13,583,038           0.4
Italy                                                  13,319,886           0.4
Portugal                                                8,272,266           0.3
Finland                                                 4,743,026           0.2
                                                   -----------------------------
Total                                              $3,157,875,915         100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,233,150,086)--see accompanying statement of investments   $ 3,157,875,915
---------------------------------------------------------------------------------------------------------
Cash                                                                                              70,058
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,287,816)                                                     2,318,287
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                         5,682,367
Shares of beneficial interest sold                                                             3,273,141
Investments sold                                                                                 587,702
Other                                                                                             32,367
                                                                                        ----------------
Total assets                                                                               3,169,839,837

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         1,560,266
Distribution and service plan fees                                                               210,215
Custodian fees                                                                                   124,870
Foreign capital gains tax                                                                        106,918
Trustees' compensation                                                                            50,045
Shareholder communications                                                                        36,185
Transfer and shareholder servicing agent fees                                                      3,455
Other                                                                                             50,675
                                                                                         ---------------
Total liabilities                                                                              2,142,629

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 3,167,697,208
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                               $       107,376
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 2,361,502,185
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             13,762,145
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (132,454,462)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            924,779,964
                                                                                         ----------------
NET ASSETS                                                                               $ 3,167,697,208
                                                                                         ================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $2,518,866,995 and 85,355,332 shares of beneficial interest outstanding)            $29.51
---------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $346,402,810 and 11,809,440 shares of beneficial interest outstanding)              $29.33
---------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $265,043,754 and 8,937,735 shares of beneficial interest outstanding)               $29.65
---------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $37,383,649 and 1,273,510 shares of beneficial interest outstanding)                $29.35
---------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $4,284,789)        $  46,732,962
--------------------------------------------------------------------------------
Interest                                                              1,850,524
                                                                  -------------
Total investment income                                              48,583,486

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      18,297,753
--------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                          617,506
Class 4 shares                                                           32,566
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       10,282
Service shares                                                           10,036
Class 3 shares                                                           10,026
Class 4 shares                                                            5,016
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       89,139
Service shares                                                            8,396
Class 3 shares                                                            6,834
Class 4 shares                                                              382
--------------------------------------------------------------------------------
Custodian fees and expenses                                             571,468
--------------------------------------------------------------------------------
Trustees' compensation                                                   70,320
--------------------------------------------------------------------------------
Other                                                                   114,362
                                                                  --------------
Total expenses                                                       19,844,086
Less reduction to custodian expenses                                    (11,719)
                                                                  --------------
Net expenses                                                         19,832,367

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                28,751,119

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                         137,644,145
Foreign currency transactions                                        41,371,491
Net increase from payment by affiliate                                   70,760
                                                                  -------------
Net realized gain                                                   179,086,396
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $106,918)          280,226,888
Translation of assets and liabilities denominated in foreign
  currencies                                                         50,820,961
                                                                  --------------
Net change in unrealized appreciation                               331,047,849
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 538,885,364
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                      2004               2003
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                             $    28,751,119    $    18,395,967
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              179,086,396        (67,064,035)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  331,047,849        777,963,383
                                                                  -----------------------------------
Net increase in net assets resulting from operations                  538,885,364        729,295,315

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                    (30,456,227)       (13,324,089)
Service shares                                                         (2,439,240)          (449,100)
Class 3 shares                                                         (2,221,201)                --
Class 4 shares                                                                 --                 --

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                   (177,302,804)        79,623,681
Service shares                                                        130,991,549         77,667,391
Class 3 shares                                                         80,796,251        121,430,754
Class 4 shares                                                         32,377,319                 --

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                        570,631,011        994,243,952
-----------------------------------------------------------------------------------------------------
Beginning of period                                                 2,597,066,197      1,602,822,245
                                                                  -----------------------------------
End of period (including accumulated net investment income of
$13,762,145 and $14,682,479, respectively)                        $ 3,167,697,208    $ 2,597,066,197
                                                                  ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                  2004           2003           2002           2001          2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    25.08     $    17.70     $    22.84     $    30.33     $    33.41
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .26 1          .19            .16            .17            .27
Net realized and unrealized gain (loss)                      4.49           7.34          (5.19)         (3.85)          1.82
                                                       ------------------------------------------------------------------------
Total from investment operations                             4.75           7.53          (5.03)         (3.68)          2.09
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.32)          (.15)          (.11)          (.19)          (.09)
Distributions from net realized gain                           --             --             --          (3.62)         (5.08)
                                                       ------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.32)          (.15)          (.11)         (3.81)         (5.17)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    29.51     $    25.08     $    17.70     $    22.84     $    30.33
                                                       ========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          19.16%         43.02%        (22.13)%       (12.04)%         5.09%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $2,518,867     $2,280,752     $1,549,993     $1,905,890     $2,136,420
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $2,451,188     $1,751,226     $1,776,289     $1,918,335     $2,116,100
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        1.01%          0.99%          0.80%          0.70%          0.83%
Total expenses                                               0.66% 4        0.67% 4        0.67% 4        0.70% 4        0.68% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        30%            34%            34%            39%            50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,                    2004           2003           2002           2001       2000 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  24.96       $  17.61       $  22.78       $  30.30       $32.65
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .20 2          .12            .12            .21         .03
Net realized and unrealized gain (loss)                    4.46           7.36          (5.19)         (3.92)      (2.38)
                                                       -------------------------------------------------------------------
Total from investment operations                           4.66           7.48          (5.07)         (3.71)      (2.35)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.29)          (.13)          (.10)          (.19)         --
Distributions from net realized gain                         --             --             --          (3.62)         --
                                                       -------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.29)          (.13)          (.10)         (3.81)         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  29.33       $  24.96       $  17.61       $  22.78       $30.30
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        18.88%         42.86%        (22.37)%       (12.17)%     (7.20)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $346,403       $168,739       $ 52,830       $ 20,467       $ 983
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $247,490       $ 91,800       $ 34,847       $  8,502       $ 325
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      0.77%          0.68%          0.51%          0.44%       0.60%
Total expenses                                             0.91% 5        0.93% 5        0.90% 5        0.85% 5     0.83% 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      30%            34%            34%            39%         50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

CLASS 3 SHARES   YEAR ENDED DECEMBER 31,                    2004             2003 1
--------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 25.19            $ 17.55
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .26 2              .07
Net realized and unrealized gain                            4.52               7.57
                                                         ----------------------------
Total from investment operations                            4.78               7.64
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.32)                --
Distributions from net realized gain                          --                 --
                                                         -----------------------------
Total dividends and/or distributions to shareholders        (.32)                --
--------------------------------------------------------------------------------------
Net asset value, end of period                           $ 29.65            $ 25.19
                                                         =============================

--------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         19.19%             43.53%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $265,044           $147,576
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $199,388           $80,579
--------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.00%              0.73%
Total expenses                                              0.66% 5            0.68% 5
--------------------------------------------------------------------------------------
Portfolio turnover rate                                       30%                34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS 4 SHARES   PERIOD ENDED DECEMBER 31,                          2004 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                               $ 25.21
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .09 2
Net realized and unrealized gain                                      4.05
                                                                   ----------

Total from investment operations                                      4.14
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --
Distributions from net realized gain                                    --
                                                                   ----------
Total dividends and/or distributions to shareholders                    --
-----------------------------------------------------------------------------
Net asset value, end of period                                     $ 29.35

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   16.42%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $37,384
-----------------------------------------------------------------------------
Average net assets (in thousands)                                  $19,774
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 0.53%
Total expenses                                                        0.94% 5
-----------------------------------------------------------------------------
Portfolio turnover rate                                                 30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net


                   19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED   UNDISTRIBUTED           ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT      LONG-TERM                  LOSS    FOR FEDERAL INCOME
    INCOME                   GAIN  CARRYFORWARD 1,2,3,4          TAX PURPOSES
   --------------------------------------------------------------------------
   $32,197,430                $--         $ 130,533,912          $904,456,195

1. As of December 31, 2004, the Fund had $130,358,556 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        --------------------------
                        2010         $ 24,452,753
                        2011          105,905,803
                                     ------------
                        Total        $130,358,556
                                     ============

2. The Fund had $94,954 of post-October foreign currency losses which were deferred.

3. The Fund had $80,402 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended December 31, 2004, the Fund utilized $170,421,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.


                   20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

      INCREASE TO            INCREASE TO
      ACCUMULATED        ACCUMULATED NET
      NET INVESTMENT       REALIZED LOSS
      INCOME              ON INVESTMENTS
      ----------------------------------
      $5,445,215              $5,445,215

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                         YEAR ENDED           YEAR ENDED
                                  DECEMBER 31, 2004    DECEMBER 31, 2003
      ------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $35,116,668          $13,773,189

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                    $ 2,253,473,856
      Federal tax cost of other investments                   2,287,816
                                                        ---------------
      Total federal tax cost                            $ 2,255,761,672
                                                        ===============
      Gross unrealized appreciation                     $   940,496,257
      Gross unrealized depreciation                         (36,040,062)
                                                        ---------------
      Net unrealized appreciation                       $   904,456,195
                                                        ===============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   21 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                              YEAR ENDED DECEMBER 31, 2004 1        YEAR ENDED DECEMBER 31, 2003 2
                                                   SHARES             AMOUNT           SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           23,590,376      $ 610,109,742       56,815,585      $ 1,050,428,269
Dividends and/or distributions reinvested       1,203,327         30,456,227          828,612           13,324,089
Redeemed                                      (30,383,126)      (817,868,773)     (54,266,655)        (984,128,677)
                                             ----------------------------------------------------------------------
Net increase (decrease)                        (5,589,423)     $(177,302,804)       3,377,542      $    79,623,681
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            6,516,321      $ 168,136,666        9,204,619      $   180,268,510
Dividends and/or distributions reinvested          96,757          2,439,240           28,051              449,100
Redeemed                                       (1,562,747)       (39,584,357)      (5,472,867)        (103,050,219)
                                             ----------------------------------------------------------------------
Net increase                                    5,050,331      $ 130,991,549        3,759,803      $    77,667,391
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                            3,286,454      $  85,761,974        6,450,195      $   132,821,158
Dividends and/or distributions reinvested          87,346          2,221,201               --                   --
Redeemed                                         (293,439)        (7,186,924) 3      (592,821)         (11,390,404)
                                             ----------------------------------------------------------------------
Net increase                                    3,080,361      $  80,796,251        5,857,374      $   121,430,754
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                            1,345,840      $  34,232,416               --      $            --
Dividends and/or distributions reinvested              --                 --               --                   --
Redeemed                                          (72,330)        (1,855,097) 3            --                   --
                                             ----------------------------------------------------------------------
Net increase                                    1,273,510      $  32,377,319               --      $            --
                                             ======================================================================

1. For the year ended December 31, 2004, for Non-Service, Service and Class 3 shares and for the period from May 3, 2004 (inception of offering) to December 31, 2004, for Class 4 shares.

2. For the year ended December 31, 2003, for Non-Service and Service shares and for the period from May 1, 2003 (inception of offering) to December 31, 2003, for Class 3 shares.

3. Net of redemption fees of $34,168 and $5,752 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $854,707,319 and $843,096,565, respectively.


                   22 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $34,406 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan for Service share class and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service class and Class 4 shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service share class and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service class and Class 4 shares. The impact of the service plan is to increase operating expenses of the Service class and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $70,760, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.


                   23 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                     ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                    DATE         COST  DECEMBER 31, 2004   APPRECIATION
-------------------------------------------------------------------------------
Nektar Therapeutics      6/25/03   $3,568,000         $5,090,133     $1,522,133

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   24 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL SECURITIES FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Securities Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                   25 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.3225, $0.2939 and $0.3218 per share were paid to Non-service, Service and Class 3 shareholders, respectively, on March 15, 2004, all of which was designated as a "capital gain distribution" for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 23.70% to arrive at the amount eligible for the corporate dividend-received deduction.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $4,623,019 of foreign income taxes paid by the Fund during the fiscal year ended December 31, 2004. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   26 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S)
HELD WITH
FUND, LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF
SERVICE, AGE               PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
TRUSTEES                   TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,      Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
Chairman of the Board      Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland
of Trustees (since 2003)   Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier
and Trustee (since 1999)   Insurance (insurance agency) (since 1995), Ambassador Media Corporation and Broadway Ventures (since
Age: 67                    1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991). Mr.
                           Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a
                           director of the following: Storage Technology Corporation (a publicly-held computer equipment company)
                           (1991-February 2003), and International Family Entertainment (television channel) (1992-1997), Frontier
                           Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                           OppenheimerFunds complex.

ROBERT G. AVIS,            Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds)
Trustee (since 1993)       (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.
Age: 73                    (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                           Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until March 2000)
                           of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,           Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset Management
Trustee (since 1999)       Corporation; President, Treasurer and a director (June 1989-April 1999) of Centennial Capital
Age: 68                    Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March 1996-April
                           1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the
                           Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,         A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000). Formerly
Trustee (since 1999)       Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 66                    a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July company); 1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry Services Group.
                           Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,             Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); a director
Trustee (since 1990)       (since 1997) of Putnam Lovell Finance (finance company); a director (since June 2002) of UNUMProvident
Age: 63                    (an insurance company). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals (a
                           privately held company); Chairman and a director (until October 1996) and President and Chief Executive
                           Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director (until
                           October 1995) of Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder Financial
                           Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,              Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until October 1994)
Trustee (since 1996)       Mr. Freedman held several positions in subsidiary or affiliated companies of the Manager. Oversees 38
Age: 64                    portfolios in the OppenheimerFunds complex.


                   27 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,       Trustee of Monterey International Studies (an educational organization) (since February 2000); a director
Trustee (since 2002)       of The California Endowment (a philanthropic organization) (since April 2002) and of Community Hospital
Age: 58                    of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds
                           Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse
                           First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                           Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment
                           Fund (April 1989-May 2004) and MML Services (April 1987-May 2004) (investment companies); member of the investment committee (2000- 2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment Management Company. Oversees
                           37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,          Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial banking entity)
Trustee (since 2002)       (since August 2003); director of Colorado UpLIFT (a non-profit organization) (since 1986); trustee (since
Age: 60                    2000) of the Gallagher Family Foundation (non-profit organization). Formerly, Chairman of U.S.
                           Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1,
                           1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and gas exploration) (1997-February
                           2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,  Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since 1987) (both
Trustee (since 2000)       open-end investment companies) and the Springfield Library and Museum Association (since 1995) (museums)
Age: 62                    and the Community Music School of Springfield (music school) (since 1996); Trustee (since 1987),
                           Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the
                           Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of
                           SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January
                           1999-July 1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
TRUSTEE                    FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
AND OFFICER                OR REMOVAL.

JOHN V. MURPHY,            Chairman, Chief Executive Officer and director (since June 2001) and President (since September 2000) of
President and Trustee      the Manager; President and a director or trustee of other Oppenheimer funds; President and a director
(since 2001)               (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
Age: 55                    Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                           November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                           (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                           Centennial Asset Management Corporation, Trinity Investment Manage- ment Corporation and Tremont Capital
                           Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                           Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July 2001)
                           of Oppenheimer Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                           Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995)
                           of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management
                           LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October
                           3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September 2000- June 2001) of
                           the Manager; President and trustee (November 1999-November 2001) of MML Series Investment Fund and
                           MassMutual Institutional Funds (open-end investment companies); a director (September 1999- August 2000)
                           of C.M. Life Insurance Company; President, Chief Executive Officer and director (September 1999- August
                           2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as
                           Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


                   28 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS                   THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. WILBY AND ZACK, TWO WORLD
                           FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND
                           WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                           UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

WILLIAM L. WILBY,          Senior Vice President (since July 1994) and Senior Investment Officer, Director of Equities (since July
Vice President and         2004) of the Manager. Formerly, Senior Investment Officer, Director of International Equities of the
Portfolio Manager          Manager (May 2000-July 2004) and Senior Vice President of HarbourView Asset Management Corporation (May
(since 1995)               1999-November 2001). An officer of 2 portfolios in the OppenheimerFunds complex.
Age: 53

BRIAN W. WIXTED,           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of HarbourView Asset
Treasurer (since 1999)     Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Age: 45                    Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI
                           Private Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc. (since November
                           2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June 2003);
                           Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                           Assistant Treasurer of Centennial Asset Management Corporation (March 1999-October 2003) and
                           OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                           1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,            Executive Vice President (since January 2004) and General Counsel (since February 2002) of the Manager;
Vice President and         General Counsel and a director (since November 2001) of the Distributor; General Counsel (since November
Secretary (since 2001)     2001) of Centennial Asset Management Corporation; Senior Vice President and General Counsel (since
Age: 56                    November 2001) of HarbourView Asset Management Corporation; Secretary and General Counsel (since
                           November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director (since October 1997)
                           of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and a director (since
                           November 2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                           Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel and a director (since
                           November 2001) of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                           Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of OppenheimerFunds Legacy
                           Program; Senior Vice President and General Counsel (since November 2001) of OFI Institutional Asset
                           Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                           President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                           General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                           Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                           OppenheimerFunds International Ltd. (October 1997- November 2001). An officer of 83 portfolios in the
                           OppenheimerFunds complex.

MARK S. VANDEHEY,          Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice President
Vice President and         (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer   Shareholder Services, Inc. Formerly (until February 2004) Vice President and Director of Internal Audit
(since 2004)               of OppenheimerFunds, Inc. An officer of 83 portfolios in the OppenheimerFunds complex.
Age: 54

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                   29 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $25,500 in fiscal 2004 and $24,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)